Fair Value Measurements - Summary of Fair Value Measurements Inputs (Detail)	Mar. 31, 2021 $ / shares yr	Jan. 12, 2021 $ / shares yr
Stock Price | Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input		10.32
Stock Price | Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	9.75	10.32
Exercise price | Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input		11.50
Exercise price | Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	11.50	11.50
Volatility | Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input		12.5
Volatility | Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	12.5	12.5
Term (years) | Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input | yr		5.00
Term (years) | Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input | yr	5.00	5.00
Dividend Yield | Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input		0.00
Dividend Yield | Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.00	0.00
Risk Free Rate | Public Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input		0.50
Risk Free Rate | Placement Warrants
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.92	0.09